Document and Entity Information	Oct. 30, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity File Number	001-36274
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-4742850
Entity Address Address Line 1	135 Route 202/206
Entity Address Address Line 2	Suite 6
Entity Address City Or Town	Bedminster
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07921
City Area Code	646
Local Phone Number	440-9333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ITCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001567514
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	430 East 29th Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10016